First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 62.6%
	Collateralized Mortgage Obligations – 41.6%
	Banc of America Mortgage Trust
$27,308	Series 2002-L, Class 1A1 (a)	3.19%	12/25/32	$23,786
	Citigroup Mortgage Loan Trust
30,871	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	5.75%	09/25/35	31,377
2,367	Series 2009-10, Class 1A1 (a) (c)	5.26%	09/25/33	2,360
640,000	Series 2020-EXP1, Class M1 (a) (c)	4.47%	05/25/60	574,173
	COLT Mortgage Loan Trust
500,000	Series 2021-HX1, Class B3A (a) (c)	4.11%	10/25/66	369,109
	Connecticut Avenue Securities Trust
1,000,000	Series 2024-R02, Class 1B2, 30 Day Average SOFR + 3.70% (b) (c)	7.32%	02/25/44	1,053,424
	Countrywide Home Loan Mortgage Pass-Through Trust
110,750	Series 2006-HYB5, Class 3A1A (a)	4.61%	09/20/36	98,628
	Credit Suisse Mortgage Trust
637,894	Series 2017-FHA1, Class A1 (c)	3.25%	04/25/47	595,521
	Fidelis Mortgage Trust
1,000,000	Series 2025-RTL1, Class B (c)	8.95%	02/27/40	1,002,348
	Galton Funding Mortgage Trust
245,123	Series 2018-2, Class B2 (c)	4.51%	10/25/58	234,510
	GSR Mortgage Loan Trust
1,039	Series 2003-10, Class 1A12 (a)	5.29%	10/25/33	994
72,293	Series 2005-AR1, Class 4A1 (a)	3.66%	01/25/35	60,219
	JP Morgan Mortgage Trust
16,173	Series 2006-A2, Class 5A3 (a)	6.30%	11/25/33	16,121
540,000	Series 2022-DSC1, Class M1 (c)	4.95%	01/25/63	488,360
	MASTR Alternative Loan Trust
3,511,308	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	4.19%	03/25/36	276,456
	Onslow Bay Mortgage Loan Trust
476,225	Series 2021-NQM4, Class A1 (c)	1.96%	10/25/61	402,861
	PRET
1,000,000	Series 2026-NPL4, Class A2, steps up to 10.14% on 03/25/2030 (c) (d)	7.14%	04/25/56	1,001,213
	PRET Trust
500,000	Series 2024-RPL1, Class M2 (a) (c)	3.96%	10/25/63	369,961
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/25/56	678,123
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 5/01/2028 (c) (d)	9.07%	05/25/30	1,002,125
	PRPM LLC
1,000,000	Series 2025-6, Class M1 (c)	10.56%	08/25/28	994,622
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 5/01/2029 (c) (d)	3.00%	05/25/55	1,146,156
1,050,000	Series 2026-RCF2, Class M1 (c)	5.50%	03/25/56	1,016,483
	PRPM Trust
725,000	Series 2024-NQM1, Class M1 (a) (c)	6.71%	12/25/68	726,960
	RCO IX Mortgage LLC
414,668	Series 2026-2, Class A1, steps up to 8.76% on 05/25/2029 (c) (d)	5.76%	05/25/31	413,290
400,000	Series 2026-2, Class M1, steps up to 13.07% on 05/25/2029 (c) (d)	9.08%	05/25/31	397,890
	Redwood Funding Trust
989,937	Series 2025-3, Class A (c)	6.23%	12/27/56	998,381
255,000	Series 2025-3, Class B (c)	7.75%	12/27/56	256,676
915,525	Series 2026-1, Class A, steps up to 9.00% on 2/27/2028 (c) (d)	5.93%	09/27/56	914,485

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Redwood Funding Trust (Continued)
$483,958	Series 2026-2, Class A (c)	6.26%	11/27/56	$486,581
290,000	Series 2026-2, Class B (c)	8.00%	11/27/56	289,817
500,000	Series 2026-RR1, Class A1, steps up to 9.55% on 07/27/2028 (c) (d) (e)	6.63%	07/27/30	499,993
500,000	Series 2026-RR1, Class A2, steps up to 11.28% on 07/27/2028 (c) (d) (e)	7.99%	07/27/30	499,999
	Residential Accredit Loans, Inc.
64,115	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	4.38%	02/25/46	28,139
510,309	Series 2006-QS6, Class 1AV, IO (a)	0.76%	06/25/36	13,595
	Residential Asset Securitization Trust
14,535	Series 2004-A3, Class A7	5.25%	06/25/34	13,878
	Roc Mortgage Trust
687,018	Series 2021-RTL1, Class M (c)	6.68%	08/25/26	676,965
	Starwood Mortgage Residential Trust
694,754	Series 2022-3, Class A1 (c)	5.16%	03/25/67	682,704
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
266	Series 2001-SB1, Class A2	3.38%	08/25/31	266
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (c)	3.64%	06/25/57	954,941
	Verus Securitization Trust
533,000	Series 2021-5, Class B2 (c)	3.94%	09/25/66	399,474
425,000	Series 2021-R2, Class B2 (c)	4.26%	02/25/64	350,004
620,942	Series 2022-1, Class A1 (c)	3.72%	01/25/67	579,731
1,000,000	Series 2025-INV1, Class B2 (c)	6.95%	02/25/70	1,007,219
	Washington Mutual Alternative Mortgage Pass-Through Certificates
8,174	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (f)	16.45%	06/25/37	9,066
	WinWater Mortgage Loan Trust
152,114	Series 2015-3, Class B1 (a) (c)	3.81%	03/20/45	139,606
				21,778,590
	Commercial Mortgage-Backed Securities – 21.0%
	BANK
20,022,856	Series 2017-BNK7, Class XA, IO (a)	0.66%	09/15/60	90,051
11,288,106	Series 2019-BN19, Class XA, IO (a)	0.93%	08/15/61	256,238
8,809,158	Series 2019-BN23, Class XA, IO (a)	0.68%	12/15/52	163,389
5,130,492	Series 2020-BN26, Class XA, IO (a)	1.19%	03/15/63	155,165
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (b) (c)	4.60%	03/15/37	946,639
	Benchmark Mortgage Trust
20,199,955	Series 2018-B5, Class XA, IO (a)	0.45%	07/15/51	137,590
	BWAY Trust
600,000	Series 2025-1535, Class B (a) (c)	7.46%	05/05/42	617,586
	BX Trust
1,000,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (b) (c)	5.23%	12/15/42	1,003,930
	Cali 2024
350,000	Series 2024-Sun, Class D, 1 Mo. CME Term SOFR + 3.63% (b) (c)	7.30%	07/15/41	349,437

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	CCRE Commercial Mortgage Securities L.P.
$6,936,271	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.43%	06/15/50	$29,949
	CD Commercial Mortgage Trust
8,188,812	Series 2018-CD7, Class XA, IO (a)	0.63%	08/15/51	86,106
	COMM Mortgage Trust
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.43%	10/10/48	38
	Credit Suisse Mortgage Trust
515,582	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + 3.94% (b) (g)	7.62%	01/09/25	54,136
	CSAIL Commercial Mortgage Trust
5,744,492	Series 2020-C19, Class XA, IO (a)	1.08%	03/15/53	166,999
	FIVE Mortgage Trust
22,201,254	Series 2023-V1, Class XA, IO (h)	0.65%	02/10/56	159,265
	Great Wolf Trust
1,000,000	Series 2024-WOLF, Class E, 1 Mo. CME Term SOFR + 3.64% (b) (c)	7.32%	03/15/39	1,007,950
	JP Morgan Chase Commercial Mortgage Securities Trust
15,720,369	Series 2016-JP4, Class XA, IO (a)	0.64%	12/15/49	157
242,271	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (b) (c)	4.93%	06/15/35	158,688
	Life Mortgage Trust
280,000	Series 2021-BMR, Class D, 1 Mo. CME Term SOFR + CSA + 1.40% (b) (c)	5.19%	03/15/38	268,954
	LSTAR Commercial Mortgage Trust
16,844,933	Series 2017-5, Class X, IO (a) (c)	0.80%	03/10/50	40,684
	MCR Mortgage Trust
885,000	Series 2024-TWA, Class F (c)	10.38%	06/12/39	889,755
	Morgan Stanley Bank of America Merrill Lynch Trust
259,184	Series 2016-C31, Class XA, IO (a)	1.16%	11/15/49	3
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.56%	03/15/49	38,886
265,000	Series 2018-MP, Class A (a) (c)	4.28%	07/11/40	249,849
	MSWF Commercial Mortgage Trust
7,560,566	Series 2023-1, Class XA, IO (a)	0.86%	05/15/56	335,808
	NYO Commercial Mortgage Trust
380,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (b) (c)	6.34%	11/15/38	378,969
	SFO Commercial Mortgage Trust
1,102,700	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	5.19%	05/15/38	1,102,543
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (b) (c)	6.44%	05/15/38	999,653
	Velocity Commercial Capital Loan Trust 2026-3
997,162	Series 2026-3, Class M4 (c)	9.05%	07/25/56	996,985
	Wells Fargo Commercial Mortgage Trust
4,798,193	Series 2021-C60, Class XA, IO (a)	1.51%	08/15/54	278,457
				10,963,859
	Total Mortgage-Backed Securities			32,742,449
	(Cost $34,060,775)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 32.4%
	Collateralized Mortgage Obligations – 17.0%
	Federal Home Loan Mortgage Corp.
$55,719	Series 2439, Class XI, IO, if 30 Day Average SOFR is less than 7.39%, then 6.50%, otherwise 0.00% (f)	6.50%	03/15/32	$5,705
299,552	Series 2975, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.65% (f)	2.91%	05/15/35	23,383
10,087	Series 3451, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.03% (f)	2.29%	05/15/38	635
135,434	Series 3471, Class SD, IO, (30 Day Average SOFR + CSA) x -1 + 6.08% (f)	2.34%	12/15/36	10,087
857	Series 4021, Class IP, IO	3.00%	03/15/27	5
20,447	Series 4057, Class YI, IO	3.00%	06/15/27	164
32,966	Series 4082, Class PI, IO	3.00%	06/15/27	238
112,139	Series 4206, Class IA, IO	3.00%	03/15/33	4,882
834,096	Series 4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	4.18%	03/25/50	820,698
907,979	Series 4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	4.13%	07/25/50	890,421
806,828	Series 5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	4.13%	08/25/50	789,250
2,049,505	Series 5179, Class GZ	2.00%	01/25/52	1,156,183
550,654	Series 5350, Class PO, PO	(i)	11/25/53	448,778
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
42,498	Series T-56, Class APO, PO	(i)	05/25/43	41,551
	Federal National Mortgage Association
5,135	Series 2002-80, Class IO, IO	6.00%	09/25/32	136
25,086	Series 2003-15, Class MS, IO, (30 Day Average SOFR + CSA) x -1 + 8.00% (f)	4.27%	03/25/33	2,368
28,725	Series 2003-44, Class IU, IO	7.00%	06/25/33	3,256
27,092	Series 2005-6, Class SE, IO, (30 Day Average SOFR + CSA) x -1 + 6.70% (f)	2.97%	02/25/35	1,715
16,446	Series 2007-100, Class SM, IO, (30 Day Average SOFR + CSA) x -1 + 6.45% (f)	2.72%	10/25/37	1,362
98,190	Series 2007-37, Class SB, IO, (30 Day Average SOFR + CSA) x -1 + 6.75% (f)	3.02%	05/25/37	9,972
294,177	Series 2008-17, Class BE	5.50%	10/25/37	286,477
444,493	Series 2010-103, Class ID, IO	5.00%	09/25/40	60,078
22,702	Series 2010-99, Class SG, (30 Day Average SOFR + CSA) x -5 + 25.00% (f)	6.27%	09/25/40	21,845
972,770	Series 2012-125, Class MI, IO	3.50%	11/25/42	123,949
16,897	Series 2013-132, Class SW, (30 Day Average SOFR + CSA) x -2.67 + 10.67%, 0.00% Floor (f)	0.68%	01/25/44	11,667
793,793	Series 2013-32, Class IG, IO	3.50%	04/25/33	47,865
961,166	Series 2015-20, Class ES, IO, (30 Day Average SOFR + CSA) x -1 + 6.15% (f)	2.42%	04/25/45	94,364
168,142	Series 2016-74, Class LI, IO	3.50%	09/25/46	36,354
1,729,349	Series 2017-109, Class SJ, IO, (30 Day Average SOFR + CSA) x -1 + 6.20% (f)	2.47%	01/25/48	161,917
235,078	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (b)	4.13%	07/25/50	230,602
854,254	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (b)	4.44%	10/25/52	844,223
856,188	Series 5435, Class BS, (30 Day Average SOFR) x -2 + 11.93% (f)	4.69%	07/25/54	736,589
	Federal National Mortgage Association, STRIPS
4,438	Series 305, Class 12, IO (h)	6.50%	12/25/29	195
16,393	Series 355, Class 18, IO	7.50%	11/25/33	1,545

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association, STRIPS (Continued)
$315,987	Series 406, Class 6, IO (h)	4.00%	01/25/41	$46,783
	Freddie Mac STACR REMIC Trust
1,000,000	Series 2025-DNA4, Class M2, 30 Day Average SOFR + 1.55% (b) (c)	5.17%	10/25/45	1,006,589
	Government National Mortgage Association
62,185	Series 2005-33, Class AY	5.50%	04/16/35	62,079
88,424	Series 2007-68, Class PI, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.65% (f)	2.87%	11/20/37	551
100,000	Series 2008-2, Class HB	5.50%	01/16/38	97,464
75,828	Series 2008-73, Class SK, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.74% (f)	2.96%	08/20/38	1,463
118,804	Series 2013-104, Class YS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.15% (f)	2.33%	07/16/43	7,861
2,675,629	Series 2015-158, Class KS, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.25% (f)	2.47%	11/20/45	322,497
79,495	Series 2016-139, Class MZ	1.50%	07/20/45	49,972
175,466	Series 2017-4, Class CZ	3.00%	01/20/47	140,899
150,146	Series 2017-H18, Class DZ (h)	4.61%	09/20/67	141,325
7,399,186	Series 2020-13, Class BT, IO, (1 Mo. CME Term SOFR + CSA) x -1 + 6.20%, Capped at 0.50% (f)	0.50%	11/20/45	159,423
				8,905,365
	Commercial Mortgage-Backed Securities – 11.7%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
14,500,000	Series K071, Class X3, IO (a)	2.01%	11/25/45	348,254
12,589,940	Series K100, Class X3, IO (a)	1.87%	11/25/47	659,120
4,000,000	Series K110, Class X3, IO (a)	3.37%	06/25/48	436,002
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	401,955
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/25/49	179,157
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/25/31	357,647
1,831,144	Series K739, Class X3, IO (a)	2.80%	11/25/48	40,860
2,454,000	Series K755, Class X3, IO (a)	5.65%	02/25/31	526,357
1,663,400	Series K757, Class X3, IO (a)	5.55%	10/25/61	384,848
4,571,896	Series KG06, Class X3, IO (a)	2.74%	10/25/31	519,502
	Federal National Mortgage Association, ACES
15,150,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	196,102
	Freddie Mac Multiclass Certificates
5,487,440	Series 2021-P011, Class X1, IO (a)	1.74%	09/25/45	550,544
	Government National Mortgage Association
3,489,082	Series 2021-31, Class IO, IO (a)	0.94%	01/16/61	238,947
4,760,716	Series 2024-32, Class IO, IO (a)	0.70%	06/16/63	246,229
4,975,650	Series 2024-47, Class AI, IO	0.75%	06/16/64	256,886
3,488,778	Series 2025-21, Class IO, IO (a)	0.95%	04/16/65	246,402
8,185,000	Series 2026-133, Class IO, IO (a)	0.83%	04/01/65	511,866
				6,100,678
	Pass-through Securities – 3.7%
	Fannie Mae or Freddie Mac
100,000	Pool TBA (j)	5.50%	08/01/41	101,038
418,000	Pool TBA (j)	3.00%	08/01/56	356,427
184,000	Pool TBA (j)	3.50%	08/01/56	163,250
50,000	Pool TBA (j)	4.00%	08/01/56	45,652
637,000	Pool TBA (j)	5.00%	08/01/56	614,833

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Fannie Mae or Freddie Mac (Continued)
$300,000	Pool TBA (j)	5.50%	08/01/56	$296,928
80,000	Pool TBA (j)	4.50%	09/01/56	75,020
304,000	Pool TBA (j)	5.50%	09/01/56	300,412
				1,953,560
	Total U.S. Government Agency Mortgage-Backed Securities			16,959,603
	(Cost $18,800,567)
ASSET-BACKED SECURITIES – 6.7%
	Adams Outdoor Advertising LP
1,000,000	Series 2026-1, Class B (c)	6.39%	07/20/56	998,827
	CoreVest American Finance Trust
63,426	Series 2021-1, Class A (c)	1.57%	04/15/53	62,373
4,500,716	Series 2021-3, Class XA, IO (a) (c)	2.33%	10/15/54	25,155
	Exeter Automobile Receivables Trust
750,000	Series 2024-1A, Class E (c)	7.89%	08/15/31	774,084
	Gracie Point International Funding LLC
500,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (b) (c)	8.13%	08/15/28	499,798
	Island Finance Trust
500,000	Series 2025-1A, Class B (c)	7.95%	03/19/35	503,335
500,000	Series 2025-1A, Class C (c)	10.00%	03/19/35	502,804
	Mid-State Capital Corp. Trust
1,299	Series 2005-1, Class A	5.75%	01/15/40	1,297
	PAGAYA AI Debt Grantor Trust
151,402	Series 2024-10, Class E (c)	10.41%	06/15/32	152,633
	Total Asset-Backed Securities			3,520,306
	(Cost $3,444,713)

Shares	Description	Value
MONEY MARKET FUNDS – 2.9%
1,517,236	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (k)	1,517,236
	(Cost $1,517,236)

	Total Investments – 104.6%			54,739,594
(Cost $57,823,291)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT – (0.7)%
Pass-through Security – (0.7)%
Fannie Mae or Freddie Mac
$(400,000)	Pool TBA	4.00%	09/01/56	(364,916)
	Total Investments Sold Short – (0.7)%			(364,916)
(Proceeds $371,840)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.0)%
(2)	U.S. 10-Year Treasury Note Futures, expiring September 2026	$(216,000)	$115.00	08/21/26	(2)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1)	U.S. 5-Year Treasury Note Futures, expiring December 2026	$(105,859)	$108.25	11/20/26	$(156)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(107,844)	118.00	11/20/26	(203)
(1)	U.S. Treasury Long Bond Futures, expiring September 2026	(108,313)	119.00	08/21/26	(16)
(5)	U.S. Treasury Long Bond Futures, expiring September 2026	(541,565)	121.00	08/21/26	(5)
(1)	U.S. Treasury Long Bond Futures, expiring September 2026	(108,313)	124.00	08/21/26	(1)
	Total Call Options Written				(383)
	(Premiums received $9,370)
	Put Options Written – (0.1)%
(1)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(105,859)	105.25	11/20/26	(633)
(4)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(423,436)	105.50	11/20/26	(2,875)
(1)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(105,859)	106.00	11/20/26	(937)
(1)	U.S. 5-Year Treasury Note Futures, expiring December 2026	(105,859)	106.25	11/20/26	(1,070)
(3)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(317,931)	107.50	08/21/26	(4,641)
(2)	U.S. 5-Year Treasury Note Futures, expiring September 2026	(211,954)	107.75	08/21/26	(3,578)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(107,844)	107.00	11/20/26	(2,203)
(3)	U.S. Treasury Long Bond Futures, expiring December 2026	(323,532)	108.00	11/20/26	(7,922)
(4)	U.S. Treasury Long Bond Futures, expiring December 2026	(431,376)	109.00	11/20/26	(12,500)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(107,844)	110.00	11/20/26	(3,703)
(1)	U.S. Treasury Long Bond Futures, expiring December 2026	(107,844)	111.00	11/20/26	(4,328)
(1)	U.S. Treasury Long Bond Futures, expiring September 2026	(108,313)	109.00	08/21/26	(1,516)
	Total Put Options Written				(45,906)
	(Premiums received $26,266)
	Total Written Options				(46,289)
	(Premiums received $35,636)

Net Other Assets and Liabilities – (3.8)%	(1,994,466)
Net Assets – 100.0%	$52,333,922

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
CME Ultra U.S. Treasury Bond Futures	Long	6	Sep 2026	$658,125	$(25,625)
U.S. Treasury 10-Year Note Futures	Long	32	Sep 2026	3,456,000	(46,528)
U.S. Treasury 2-Year Note Futures	Short	18	Sep 2026	(3,700,969)	5,539
U.S. Treasury 5-Year Note Futures	Long	27	Sep 2026	2,861,367	(19,094)
U.S. Treasury Long-Term Bond Futures	Long	14	Sep 2026	1,516,375	(47,556)
Ultra 10-Year U.S. Treasury Note Futures	Long	62	Sep 2026	6,801,594	(136,156)
				$11,592,492	$(269,420)

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $34,782,209 or 66.5% of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2026.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $999,992 or 1.9% of net assets.

(f)	Inverse floating rate security.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(see Restricted Securities table).

(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Zero coupon security.
(j)	All or portion of this security is part of a mortgage dollar roll agreement.
(k)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ACES	– Alternative Credit Enhancement Securities
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:
ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$32,742,449	$—	$32,742,449	$—
U.S. Government Agency Mortgage-Backed Securities	16,959,603	—	16,959,603	—
Asset-Backed Securities	3,520,306	—	3,520,306	—
Money Market Funds	1,517,236	1,517,236	—	—
Total Investments	54,739,594	1,517,236	53,222,358	—
Futures Contracts	5,539	5,539	—	—
Total	$54,745,133	$1,522,775	$53,222,358	$—

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage- Backed Securities Sold Short	$(364,916)	$—	$(364,916)	$—
Futures Contracts	(274,959)	(274,959)	—	—
Written Options	(46,289)	(46,289)	—	—
Total	$(686,164)	$(321,248)	$(364,916)	$—
Restricted Securities
As of July 31, 2026, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Mortgage Trust, 7.62%, 01/09/25	03/10/22	$515,582	$10.50	$515,582	$54,136	0.10%